EQUITY	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
EQUITY
NOTE 14. EQUITY

The Company’s authorized common stock is comprised of 600,000,000 shares with a par value of $0.001 per share. No preferred shares have been authorized or issued.

Pursuant to the Share Exchange Agreement (See Note 1), the Company issued an aggregate of 115,550,000 shares of common stock to the shareholders of China VTV and five individuals who provided prior services to China VTV on May 6, 2019.

In December 2019, the Company granted 12,400,000 shares to its eight executives and directors and 550,000 shares to employees for their services. The total fair value of the shares, in the amount of $791,120 and $35,090 respectively, was recorded as stock-based compensation expense for the year ended February 29, 2020.

On December 31, 2019 and January 21, 2020, the Company issued 2,500,000 shares and 22,600,000 shares, respectively, to four individual subscribers for $732,963. As of May 31, 2020, $474,184 of the proceeds has not been received and is recorded as subscription receivables, a contra equity account.

On February 25, 2020, in accordance with the Acquisition Agreement with Butterfly Effect, the Company issued a total of 24,000,000 restricted shares of its common stock at nominal value as Stock Consideration (see NOTE 3.). In addition, the Company also issued 1,680,000 restricted shares of common stock to the broker of this acquisition as finder’s fee for the introduction and services provided in completing the acquisition. The fair value of 1,680,000 shares was determined to be $46,704 and was recognized as stock-based compensation for the year ended February 29, 2020.

In March 2020, the Company sold its 15% interest in its 86.5% owned VIE subsidiary, Khorgas Goldfish Culture Media Co., Ltd. (the “Subsidiary”), to Shanghai Qinggua Network Technologies, Ltd., an unrelated Chinese company. After the sale of its 15% ownership in the Subsidiary, the Company still owns 71.1% interest in the Subsidiary. The sale of the 15% ownership interest was approved by the Company’s Board and is the one of the steps to reshape and expand the Company’s core business.The sale was accounted for as an equity transaction and the net proceeds of $3.2 million received from the sale was recognized as additional paid in capital in our balance sheet.

2019 Stock Plan

On November 29, 2019, the board of directors (the “Board”) of the Company adopted an incentive stock plan (the “2019 Stock Plan”) under which the Company may issue up to an aggregate of 22,000,000 shares of stock awards, options, or performance shares, subject to certain adjustments set forth therein. The Board of the Company has the sole authority to implement and administer the 2019 Stock Plan and may delegate a committee or one or more officers to grant awards under the 2019 Stock Plan. This 2019 Stock Plan became effective upon the Board approval on November 29, 2019 and will terminate ten years thereafter. Pursuant to the 2019 stock plan, the Company issued 12,950,000 shares of common stock to directors and employees, vested immediately on the date of award. The fair value of the 12,950,000 shares is determined to be $826,210 which is recognized as stock-based compensation expense for the year ended February 29, 2020 (see above).

Stock Options

On September 30, 2019, the Company granted 500,000 stock options in pursuant to the Strategic Development Agreement (see NOTE 14.). The options vest 25% each on every quarter end from the grant date. The options are exercisable at $12.00 per share until September 29, 2026.

There were no stock options issued during the three months ended May 31, 2020 and May 31, 2019, respectively.

As of May 31, 2020, 250,000 of the outstanding 500,000 options are exercisable. The 500,000 options are expected to vest one year from the grant date, with the weighted-average exercise price of $12.00 per share. The weighted-average contractual remaining life is 6.6 years, and the aggregate intrinsic value is $0.

There were no stock options outstanding as of May 31, 2019.

The Company’s authorized common stock is comprised of 600,000,000 shares with a par value of $0.001 per share. No preferred shares have been authorized or issued.

Pursuant to the Share Exchange Agreement (See Note 1), the Company issued an aggregate of 115,550,000 shares of common stock to the shareholders of China VTV and five individuals who provided prior services to China VTV on May 6, 2019.

In December, 2019, the Company granted 12,400,000 shares to its eight executives and directors and 550,000 shares to employees for their services. The total fair value of the shares, in the amount of $791,120 and $35,090 respectively, was recorded as stock-based compensation expense.

On December 31, 2019 and January 21, 2020, the Company issued 2,500,000 shares and 22,600,000 shares, respectively, to four individual subscribers for $732,963. As at February 29, 2020, $618,284 of the proceeds has not been received and is recorded as subscription receivables, a contra equity account.

On February 25, 2020, in accordance with the Acquisition Agreement with Butterfly Effect Media, the Company issued a total of 24,000,000 restricted shares of its common stock at nominal value as Stock Consideration (see NOTE 3.). In addition, the Company also issued 1,680,000 restricted shares of common stock to the broker of this acquisition as finder’s fee for the introduction and services provided in completing the acquisition. The fair value of 1,680,000 shares was determined to be 46,704 and was recognized as stock-based compensation for the year ended February 29, 2020.

2019 Stock Plan

On November 29, 2019, the board of directors (the “Board”) of the Company adopted an incentive stock plan (the “2019 Stock Plan”) under which the Company may issue up to an aggregate of 22,000,000 shares of stock awards, options, or performance shares, subject to certain adjustments set forth therein. The Board of the Company has the sole authority to implement and administer the 2019 Stock Plan and may delegate a committee or one or more officers to grant awards under the 2019 Stock Plan. This 2019 Stock Plan became effective upon the Board approval on November 29, 2019 and will terminate ten years thereafter. Pursuant to the 2019 stock plan, the Company issued 12,950,000 shares of common stock to directors and employees, vested immediately on the date of award. The fair value of the 12,950,000 shares is determined to be $826,210 which is recognized as stock-based compensation expense for the year ended February 29, 2020 (see above).

Stock Options

On September 30, 2019, the Company granted 500,000 stock options in pursuant to the Strategic Development Agreement (see NOTE 14.). The options vest 25% each on every quarter end from the grant date. The options are exercisable at $12.00 per share until September 29, 2026.

Compensation costs associated with the Company’s stock options are recognized, based on the grant-date fair value of these options, over the vesting period. Accordingly, the Company recognized stock-based compensation expense of $9,530 for the year ended February 29, 2020.

The fair value of the stock options granted for the year ended February 29, 2020 was calculated using the Black-Scholes option-pricing model applying the following assumptions:

For the Year Ended February 29, 2020
Risk free interest rate	1.61%
Expected term	7
Dividend yield	$0.00
Expected volatility	150%

As at February 29, 2020, 125,000 of the outstanding 500,000 options are exercisable. The 500,000 options are expected to vest one year from the grant date, with the weighted-average exercise price of $12.00 per share, the weighted-average contractual life remaining is 6.6 years, and the aggregate intrinsic value is $Nil.

There were no stock options issued and outstanding during the year ended February 28, 2019.